CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Income Statement [Abstract]
Operating costs		$ 5,000	$ 428,990	$ 619,620
Loss from operations			(428,990)	(619,620)
Other expense:
Interest income on marketable securities held in Trust Account			8,117	25,092
Transactions costs attributed to warrants liability			0	(299,770)
Change in fair value of the Warrant Liabilities			(317,995)	(1,725,151)
Other expense, net			(309,878)	(1,999,829)
Net loss		$ (5,000)	$ (738,868)	$ (2,619,449)
Weighted average shares outstanding, basic and diluted			10,726,807 [1]	9,386,872
Weighted average shares outstanding, basic and diluted (in shares)	[2]	5,500,000
Basic and diluted net loss per ordinary share		$ 0	$ (0.07)	$ (0.28)

[1]	Excluded an aggregate of up to 20,823,664 shares subject to possible redemption at June 30, 2021.
[2]	Excluded an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).